VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Restricted cash and short-term deposits (note 15)	$ 92,245	$ 134,043
Liabilities
Current portion of long-term debt and short-term debt	(342,566)	(344,778)
Long-term debt	(874,164)	(844,546)
Total liabilities	(1,481,544)	(1,379,386)
Statement of operations
Interest expense, net	0	19,286	$ 34,486
Continuing operations
Statement of cash flows
Reacquisition of common units in Golar Hilli LLC	(100,047)	0	0
Net debt repayments	(125,925)	(719,917)	(289,148)
Net debt receipts	156,045	276,640	411,866
Capitalized financing costs	(10,445)	(9,599)	(13,300)
Discontinued operations
Statement of cash flows
Net debt repayments	0	(158,000)	(268,107)
Net debt receipts	0	0	168,402
Capitalized financing costs	0	(280)	(3,700)
Variable interest entity, primary beneficiary
Assets
Restricted cash and short-term deposits (note 15)	18,085	21,693
Liabilities
Current portion of long-term debt and short-term debt	(299,576)	(337,547)
Long-term debt	(93,617)	(156,563)
Total liabilities	(393,193)	(494,110)
Variable interest entity, primary beneficiary | Hilli LLC
Statement of cash flows
Reacquisition of common units in Golar Hilli LLC	(100,047)	0	0
Net debt repayments	(98,242)	(123,554)	(97,056)
Net debt receipts	0	20,640	2,848
Capitalized financing costs	(3,158)	0	0
Variable interest entity, primary beneficiary | Continuing operations
Statement of operations
Interest expense, net	11,015	8,406	5,178
Statement of cash flows
Net debt repayments	(98,242)	(123,554)	(97,056)
Net debt receipts	0	20,640	2,848
Capitalized financing costs	(3,158)	0	0
Variable interest entity, primary beneficiary | Discontinued operations
Statement of operations
Interest expense, net	0	3,814	17,492
Statement of cash flows
Net debt repayments	0	0	(234,873)
Net debt receipts	0	0	10,402
Capitalized financing costs	$ 0	$ 0	$ (1,568)